Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Summary Prospectus
As Revised October 21, 2011

Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" on page 2.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursementA	0.005%	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.06%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.06%, respectively. These arrangements will remain in effect through April 30, 2013.

UEI-sum-12-01 January 4, 2012
1.936466.100

Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" on page 3.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage
Institutional Class
May 10, 2011
Summary Prospectus
As Revised October 21, 2011

Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" on page 2.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.00%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.01%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.04%	0.02%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2013.

U5I-U5A-sum-12-01 January 4, 2012
1.936465.100

Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" on page 2.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 14
10 years	$ 63	$ 32